Commitments - Approximate Total Future Payments, Including Estimated Amounts for Price Escalation through Anticipated Delivery Dates for Aircraft and Flight Equipment (Detail) - Aircraft and flight equipment [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 86,834	¥ 83,532
2017 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments		25,971
2018 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	28,125	24,355
2019 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	28,370	17,878
2020 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	22,686	13,871
2021 and afterwards [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 7,653	¥ 1,457